Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund,

and Virtus Seix U.S. Mortgage Fund, each a series of Virtus Asset Trust

Supplement dated December 19, 2022 to the Summary Prospectuses of the funds named above,

Statutory Prospectus and Statement of Additional Information (“SAI”) of Virtus Asset Trust,

each dated April 28, 2022, as supplemented

Important Notice to Investors

Effective December 16, 2022, each of the Virtus Seix Short-Term Bond Fund, Virtus Seix Short-Term Municipal Bond Fund and Virtus Seix U.S. Mortgage Fund (the “Funds”) was liquidated pursuant to its Plan of Liquidation. The Funds have ceased operations and are no longer available for sale. Accordingly, all references to the Funds are deleted from their Statutory Prospectus and SAI, and their Summary Prospectuses are no longer valid.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VAT 8622/ Seix STB-STMB-USM Closed (12/2022)

Virtus Silvant Small-Cap Growth Stock Fund,

a series of Virtus Asset Trust

Supplement dated December 19, 2022 to the Summary Prospectus and the

Statutory Prospectus and Statement of Additional Information (“SAI”) of Virtus Asset Trust,

each dated April 28, 2022, as supplemented

Important Notice to Investors

Effective December 16, 2022, the Virtus Silvant Small-Cap Growth Stock Fund (the “Fund”) was liquidated pursuant to a Plan of Liquidation. The Fund has ceased operations and is no longer available for sale. Accordingly, all references to the Fund are deleted from its Statutory Prospectus and SAI, and its Summary Prospectus is no longer valid.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VAT 8622/Silvant SCG Closed (12/2022)